UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Black Mesa Capital, LLC
Address:  125 Lincoln Ave., Suite 200
          Santa Fe, NM 87501


13F File Number:   028-10782

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     David DeMers
Title:    Managing Partner, Black Mesa Capital LLC
Phone:    505-995-0220 x13
Signature, Place and Date of Signing:

    David DeMers   Santa Fe, NM    October 24, 2008

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  83
                                        (thousands)


List of Other Included Managers:

None

                                                                                                                Voting
Name Of Issuer               Title of Class  Cusip    Value (x$1000) Shares    SH/PRN AMT Inv. Disc. Other Mgr. Authority
------------------------     -------------- --------- -------------- --------- ---------- ---------- ---------- ---------
INTERPUBLIC GROUP COS INC    COM            460690100             83     10700 SH         Sole                  Sole